OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Defined benefit plans	$ 90.2	$ 196.1
Decommissioning obligation	59.0	19.3
Other	39.1	37.2
Total other liabilities	$ 188.3	$ 252.6